Commitments and Contingencies (Details Narrative)		3 Months Ended		12 Months Ended
	Jul. 06, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 14, 2040 USD ($)	Dec. 30, 2025 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 30, 2020 USD ($)	Jun. 20, 2019 USD ($)	Jul. 06, 2018 CNY (¥)	Mar. 16, 2018 USD ($)	Nov. 16, 2016 USD ($)
Payment to capital expenditure			$ 17,900,000	$ 8,606,966	$ 13,572,260	$ 2,413,172
future minimum capital expenditure commitment			22,341,179	22,341,179
Subsequent Event [Member]
future minimum capital expenditure commitment		$ 17,888,299
Dogness Intelligence Technology Co Ltd [Member]
Capital	$ 11,300,000
Ownership percentage	58.00%												58.00%
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Capital | ¥													¥ 80,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Capital	$ 6,800,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Capital	$ 46,400,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Capital			1,600,000	1,600,000	4,200,000									$ 8,500,000
Ownership percentage														100.00%
future minimum capital expenditure commitment			65,044	65,044
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Forecast [Member]
Capital								$ 2,500,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
Capital		200,000
future minimum capital expenditure commitment		25,452
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member]
Capital			10,900,000	10,900,000	$ 30,000,000									$ 60,000,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member] | Forecast [Member]
Capital								$ 17,800,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member] | Subsequent Event [Member]
Capital		1,300,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Capital			4,200,000	4,200,000								$ 1,400,000			$ 7,100,000
future minimum capital expenditure commitment			22,276,135	22,276,135
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Forecast [Member]
Capital							$ 400,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Subsequent Event [Member]
Capital										$ 1,600,000
future minimum capital expenditure commitment		17,862,847
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Capital			29,000,000	29,000,000								$ 10,000,000			$ 50,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member] | Forecast [Member]
Capital							$ 3,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member] | Subsequent Event [Member]
Capital										$ 11,000,000
Dogness Network Technology Co Ltd [Member]
Capital			600,000	600,000
Ownership percentage	10.00%												10.00%
Capital contribution	$ 1,100,000
Dogness Network Technology Co Ltd [Member] | Forecast [Member]
Capital									$ 300,000
Dogness Network Technology Co Ltd [Member] | Subsequent Event [Member]
Capital											$ 200,000
Dogness Network Technology Co Ltd [Member] | RMB [Member]
Capital			$ 4,400,000	$ 4,400,000
Capital contribution	$ 8,000,000
Dogness Network Technology Co Ltd [Member] | RMB [Member] | Forecast [Member]
Capital									$ 2,000,000
Dogness Network Technology Co Ltd [Member] | RMB [Member] | Subsequent Event [Member]
Capital											$ 1,600,000
Meijia and Dongguan Jiasheng [Member] | Subsequent Event [Member]
Payment to capital expenditure		4,400,000
Meijia and Dongguan Jiasheng [Member] | RMB [Member] | Subsequent Event [Member]
Payment to capital expenditure		$ 31,500,000